Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	$ 478
Removal of discontinued US operations		$ (309)
Additions	83	95
Depreciation and impairment charge	(145)	(169)
Disposals, transfers and lease modifications	24	(22)
Effect of movements in exchange rates	(21)	(10)
Property, plant and equipment at end of year	419	478
Right-of-use assets, property assets	267	311
Right-of-use assets, non-property assets	4	4
Right-of-use assets	271	315
Undiscounted value of lease payments not recognised in the lease liabilities	189	201
Sublease rental income	6	6
Capital expenditures	34	36	$ 57
Operating segments
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures	34	35
Operating segments | Hong Kong
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures	11	9
Operating segments | Indonesia
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures	1	1
Operating segments | Malaysia
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures	1	2
Operating segments | Singapore
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures	3	1
Operating segments | Growth markets and other
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures	16	19
Operating segments | Eastspring
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures	2	3
Unallocated to a segment (central operations)
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures		1
With-profits business
Reconciliation of the carrying amount of property, plant and equipment
Right-of-use assets	105	128
Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	1,200
Property, plant and equipment at end of year	1,194	1,200
Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	(722)
Property, plant and equipment at end of year	(775)	(722)
Group occupied property
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	23
Removal of discontinued US operations		(242)
Depreciation and impairment charge		(1)
Effect of movements in exchange rates	(1)	(1)
Property, plant and equipment at end of year	22	23
Group occupied property | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	33
Property, plant and equipment at end of year	32	33
Group occupied property | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	(10)
Property, plant and equipment at end of year	(10)	(10)
Tangible assets
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	140
Removal of discontinued US operations		(32)
Additions	34	36
Depreciation and impairment charge	(39)	(45)
Disposals, transfers and lease modifications	(2)
Effect of movements in exchange rates	(7)	(3)
Property, plant and equipment at end of year	126	140
Tangible assets | With-profits business
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	63
Property, plant and equipment at end of year	53	63
Tangible assets | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	489
Property, plant and equipment at end of year	486	489
Tangible assets | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	(349)
Property, plant and equipment at end of year	(360)	(349)
Right-of-use assets
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	315
Removal of discontinued US operations		(35)
Additions	49	59
Depreciation and impairment charge	(106)	(123)
Disposals, transfers and lease modifications	26	(22)
Effect of movements in exchange rates	(13)	(6)
Property, plant and equipment at end of year	271	315
Right-of-use assets | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	678
Property, plant and equipment at end of year	676	678
Right-of-use assets | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	(363)
Property, plant and equipment at end of year	$ (405)	(363)
Continuing and discontinued operations
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		893
Property, plant and equipment at end of year			893
Continuing and discontinued operations | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		1,772
Property, plant and equipment at end of year			1,772
Continuing and discontinued operations | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		(879)
Property, plant and equipment at end of year			(879)
Continuing and discontinued operations | Group occupied property
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		267
Property, plant and equipment at end of year			267
Continuing and discontinued operations | Group occupied property | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		355
Property, plant and equipment at end of year			355
Continuing and discontinued operations | Group occupied property | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		(88)
Property, plant and equipment at end of year			(88)
Continuing and discontinued operations | Tangible assets
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		184
Property, plant and equipment at end of year			184
Continuing and discontinued operations | Tangible assets | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		707
Property, plant and equipment at end of year			707
Continuing and discontinued operations | Tangible assets | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		(523)
Property, plant and equipment at end of year			(523)
Continuing and discontinued operations | Right-of-use assets
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		442
Property, plant and equipment at end of year			442
Continuing and discontinued operations | Right-of-use assets | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		710
Property, plant and equipment at end of year			710
Continuing and discontinued operations | Right-of-use assets | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		$ (268)
Property, plant and equipment at end of year			$ (268)